UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
January 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.0%‡
	Shares	Value
CONSUMER DISCRETIONARY — 10.8%
Cheesecake Factory	1,474	$88,823
Deckers Outdoor*	1,335	76,896
Genesco*	995	59,899
Gentex	5,056	105,620
Hasbro	993	81,933
Kate Spade*	3,267	60,472

		473,643

CONSUMER STAPLES — 4.0%
Pinnacle Foods	1,750	93,083
US Foods Holding*	3,132	85,190

		178,273

ENERGY — 2.2%
Core Laboratories	815	95,217

FINANCIALS — 7.6%
Bank of the Ozarks	2,153	118,135
Umpqua Holdings	4,825	88,346
Zions Bancorporation	3,033	127,962

		334,443

HEALTH CARE — 17.8%
Bio-Techne	922	93,813
Centene*	1,371	86,743
Edwards Lifesciences*	811	78,051
Envision Healthcare*	1,981	134,708
INC Research Holdings, Cl A*	1,776	94,128
MEDNAX*	1,202	82,157
Premier, Cl A*	2,879	91,725
STERIS	1,657	117,365

		778,690

INDUSTRIALS — 25.5%
Beacon Roofing Supply*	1,980	86,665
Dover	946	73,551
Dycom Industries*	1,049	84,612
Healthcare Services Group	2,618	104,066
IDEX	1,067	96,201
KAR Auction Services	2,003	91,237
Kirby*	1,157	74,569
Middleby*	861	115,529
Nordson	985	111,827
Stericycle*	1,003	77,371
WABCO Holdings*	828	90,277
Xylem	2,224	109,665

		1,115,570

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
January 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — 26.1%
ARRIS International*	2,995	$85,597
CDW	1,707	87,927
Ciena*	4,317	105,076
CSRA	3,044	94,425
Electronics For Imaging*	1,855	83,363
Fabrinet*	2,401	101,154
FLIR Systems	3,499	123,620
IPG Photonics*	931	107,056
j2 Global	1,101	92,275
Microchip Technology	1,351	90,990
Teradyne	6,016	170,734

		1,142,217

REAL ESTATE — 1.0%
CBRE Group, Cl A*	1,475	44,781

TOTAL COMMON STOCK (Cost $3,382,399)		4,162,834

SHORT-TERM INVESTMENT (A) — 1.7%
CASH EQUIVALENT— 1.7%
Dreyfus Treasury Cash Management Fund, Cl A 0.170% (Cost $74,121)	74,121	74,121

TOTAL INVESTMENTS — 96.7% (Cost $3,456,520)†		$4,236,955

Percentages are based on Net Assets of $4,379,867.

*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of January 31, 2017.
Cl	Class
†	At January 31, 2017, the tax basis cost of the Fund’s investments was $3,456,520, and the unrealized appreciation and depreciation were $808,142 and $(27,707), respectively.

As of January 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-003-2700

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
January 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.2% ‡
	Shares	Value
CONSUMER DISCRETIONARY — 14.3%
BJ’s Restaurants*	17,200	$611,460
Deckers Outdoor*	12,600	725,760
Dorman Products*	11,300	779,926
Five Below*	17,300	689,405
Helen of Troy*	8,800	821,040
IMAX*	25,900	844,340
Oxford Industries	9,566	526,321
Texas Roadhouse, Cl A	18,300	853,512

		5,851,764

CONSUMER STAPLES — 1.6%
Snyder’s-Lance	17,100	656,298

ENERGY — 1.2%
Gulfport Energy*	24,600	514,140

FINANCIALS — 7.4%
Banner	12,500	701,500
Cathay General Bancorp	18,300	666,852
Glacier Bancorp	22,700	806,531
UMB Financial	10,800	833,112

		3,007,995

HEALTH CARE — 18.7%
Albany Molecular Research*	50,500	929,200
Analogic	10,100	784,265
Depomed*	20,700	374,463
Ensign Group	34,900	709,866
Globus Medical, Cl A*	34,200	901,512
HealthSouth	17,200	667,704
INC Research Holdings, Cl A*	17,700	938,100
Natus Medical*	17,100	667,755
Omnicell*	12,200	437,980
Premier, Cl A*	23,500	748,710
Supernus Pharmaceuticals*	17,500	473,375

		7,632,930

INDUSTRIALS — 22.1%
Albany International, Cl A	17,100	811,395
Beacon Roofing Supply*	15,800	691,566
Dycom Industries*	8,500	685,610
FTI Consulting*	16,400	691,096
Healthcare Services Group	22,700	902,325
Interface, Cl A	39,500	718,900
Matson	21,900	780,954
Mueller Water Products, Cl A	71,100	957,006
On Assignment*	22,800	1,032,384

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
January 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
TASER International*	27,800	$694,444
Tetra Tech	24,100	1,053,170

		9,018,850

INFORMATION TECHNOLOGY — 27.4%
Acxiom*	30,000	783,000
Advanced Energy Industries*	11,800	694,312
Ambarella*	10,000	496,100
Blackhawk Network Holdings, Cl A*	19,100	681,870
BroadSoft*	15,100	634,200
Electronics For Imaging*	14,800	665,112
EPAM Systems*	10,400	669,344
Fabrinet*	18,900	796,257
Integrated Device Technology*	36,000	906,840
Ixia*	35,459	689,678
Methode Electronics	16,600	698,030
NIC	17,900	431,390
Pegasystems	24,100	935,080
PTC*	18,400	967,288
Silicon Laboratories*	10,600	691,120
Tower Semiconductor*	21,600	458,136

		11,197,757

MATERIALS — 4.5%
Balchem	12,000	1,022,880
Sensient Technologies	10,500	805,875

		1,828,755

TOTAL COMMON STOCK (Cost $33,277,353)		39,708,489

SHORT-TERM INVESTMENT (A) — 2.4%
CASH EQUIVALENT— 2.4%
Dreyfus Treasury Cash Management Fund, Cl A, 0.170% (Cost $992,611)	992,611	992,611

TOTAL INVESTMENTS — 99.6% (Cost $34,269,964)†		$40,701,100

Percentages are based on Net Assets of $40,861,873.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security
(A)	The rate reported is the 7-day effective yield as of January 31, 2017.
Cl	Class

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
January 31, 2017
(Unaudited)

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $34,269,964, and the unrealized appreciation and depreciation were $7,071,776 and $(640,640), respectively.

As of January 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-2700

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
January 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%‡
	Shares	Value
CONSUMER DISCRETIONARY — 17.6%
Build-A-Bear Workshop, Cl A*	34,700	$416,400
Capella Education	4,000	342,000
Cavco Industries*	7,400	727,050
ClubCorp Holdings	20,800	343,200
Ethan Allen Interiors	11,900	346,290
Fox Factory Holding*	36,000	932,400
Lifetime Brands	37,256	556,977
Marcus	18,500	548,525
MarineMax*	30,100	645,645
MCBC Holdings	39,700	553,815
Motorcar Parts of America*	16,900	443,287
Nutrisystem	16,100	532,105
Potbelly*	44,100	573,300
Unifi*	21,700	583,513
Universal Electronics*	10,000	595,000

		8,139,507

CONSUMER STAPLES — 3.6%
Farmer Bros*	19,900	692,520
Inter Parfums	15,400	525,140
Natural Grocers by Vitamin Cottage*	35,400	447,456

		1,665,116

FINANCIALS — 6.7%
First Busey	17,300	506,025
Guaranty Bancorp	23,447	567,418
Heritage Financial	23,500	599,250
People’s Utah Bancorp	20,013	505,328
State Bank Financial	17,700	467,988
Yadkin Financial	14,200	454,400

		3,100,409

HEALTH CARE — 17.4%
ANI Pharmaceuticals*	8,400	507,780
Cambrex*	9,600	503,520
Civitas Solutions*	20,200	369,660
Cross Country Healthcare*	35,700	516,579
Exactech*	25,900	638,435
Inogen*	5,800	373,346
LeMaitre Vascular	40,000	908,400
MiMedx Group*	81,950	662,156
Natus Medical*	13,100	511,555
Repligen*	18,400	552,736
Surmodics*	23,600	571,120
Tactile Systems Technology*	21,339	328,834

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
January 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
U.S. Physical Therapy	11,700	$820,755
Vocera Communications*	37,100	769,825

		8,034,701

INDUSTRIALS — 26.4%
AAR	25,200	806,148
Air Transport Services Group*	29,000	467,770
Alamo Group	10,100	763,863
Apogee Enterprises	10,700	610,756
Astronics*	11,747	385,419
Babcock & Wilcox Enterprises*	19,700	327,808
CBIZ*	38,200	500,420
CRA International	11,600	385,468
Echo Global Logistics*	24,700	586,625
ESCO Technologies	9,000	523,800
Exponent	11,000	638,550
GP Strategies*	23,100	593,670
ICF International*	13,100	681,200
Insperity	7,500	536,250
KEYW Holding*	62,200	622,622
Knoll	18,600	485,646
Lydall*	13,700	835,700
Navigant Consulting*	33,600	829,920
Quanex Building Products	29,700	586,575
Sterling Construction*	63,600	582,576
TriMas*	21,500	457,950

		12,208,736

INFORMATION TECHNOLOGY — 18.5%
Autobytel*	37,800	519,750
Brightcove*	45,100	324,720
Brooks Automation	50,100	872,742
Calix*	60,700	437,040
ePlus*	4,800	537,840
Fabrinet*	19,800	834,174
Ichor Holdings*	52,500	810,600
Mesa Laboratories	3,600	428,904
Nanometrics*	18,800	483,348
Park City Group*	38,981	493,110
Photronics*	48,100	553,150
Silver Springs Network*	29,600	378,288
Tower Semiconductor*	31,800	674,478
Virtusa*	17,700	450,996
WNS Holdings ADR*	25,732	731,818

		8,530,958

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
January 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — 2.0%
Calgon Carbon	27,100	$429,535
Materion	12,800	503,040

		932,575

TELECOMMUNICATION SERVICES — 3.3%
8x8*	34,100	540,485
Vonage Holdings*	135,700	962,113

		1,502,598

TOTAL COMMON STOCK (Cost $33,354,272)		44,114,600

SHORT-TERM INVESTMENT (A) — 5.2%
CASH EQUIVALENT— 5.2%
Dreyfus Treasury Cash Management Fund Cl A, 0.170% (Cost $2,405,443)	2,405,443	2,405,443

TOTAL INVESTMENTS— 100.7% (Cost $35,759,715)†		$46,520,043

Percentages are based on Net Assets of $46,214,403.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security
(A)	The rate reported is the 7-day effective yield as of January 31, 2017.
ADR	American Depositary Receipt
Cl	Class
†	At January 31, 2017, the tax basis cost of the Fund’s investments was $35,759,715, and the unrealized appreciation and depreciation were $11,340,927 and $(580,599), respectively.

As of January 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-1300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017